Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2045 Fund*

Shares	Description	Value (†)
Common Stocks — 54.8% of Net Assets
	Aerospace & Defense — 1.3%
325	AAR Corp.(a)	$17,374
14	Axon Enterprise, Inc.(a)	8,586
903	Boeing Co.(a)	165,466
150	General Electric Co.	30,231
58	L3Harris Technologies, Inc.	12,761
51	Lockheed Martin Corp.	24,365
101	Moog, Inc., Class A	16,892
19	Northrop Grumman Corp.	9,244
237	RTX Corp.	29,893
129	Woodward, Inc.	24,197
		339,009
	Air Freight & Logistics — 0.3%
402	Expeditors International of Washington, Inc.	44,184
42	FedEx Corp.	8,834
259	GXO Logistics, Inc.(a)	9,386
70	United Parcel Service, Inc., Class B	6,671
		69,075
	Automobile Components — 0.4%
986	BorgWarner, Inc.	27,983
799	Magna International, Inc.	27,773
1,971	Mobileye Global, Inc., Class A(a)	28,737
257	Visteon Corp.(a)	20,352
		104,845
	Automobiles — 1.4%
2,399	General Motors Co.	108,531
860	Tesla, Inc.(a)	242,658
125	Thor Industries, Inc.	9,052
		360,241
	Banks — 2.7%
545	Ameris Bancorp	31,937
916	Atlantic Union Bankshares Corp.	25,373
982	Banc of California, Inc.	13,237
2,901	Bank of America Corp.	115,692
1,808	Citigroup, Inc.	123,631
101	Citizens Financial Group, Inc.	3,726
309	East West Bancorp, Inc.	26,435
41	First Citizens BancShares, Inc., Class A	72,945
1,724	First Financial Bancorp	39,910
1,632	Fulton Financial Corp.	27,222
274	JPMorgan Chase & Co.	67,026
138	PNC Financial Services Group, Inc.	22,175
388	SouthState Corp.	33,671
193	Truist Financial Corp.	7,400
209	U.S. Bancorp	8,431
520	Webster Financial Corp.	24,596
946	Wells Fargo & Co.	67,175
		710,582
	Beverages — 1.3%
86	Boston Beer Co., Inc., Class A(a)	21,139
580	Coca-Cola Co.	42,079
208	Constellation Brands, Inc., Class A	39,008
1,881	Keurig Dr. Pepper, Inc.	65,064
2,217	Monster Beverage Corp.(a)	133,286
255	PepsiCo, Inc.	34,573
		335,149
	Biotechnology — 1.3%
180	AbbVie, Inc.	35,118
368	Alnylam Pharmaceuticals, Inc.(a)	96,872
40	Amgen, Inc.	11,637
Shares	Description	Value (†)
	Biotechnology — continued
273	BioMarin Pharmaceutical, Inc.(a)	$17,387
415	CRISPR Therapeutics AG(a)	16,048
243	Gilead Sciences, Inc.	25,889
274	Halozyme Therapeutics, Inc.(a)	16,829
103	Incyte Corp.(a)	6,454
154	Neurocrine Biosciences, Inc.(a)	16,584
126	Regeneron Pharmaceuticals, Inc.	75,444
46	United Therapeutics Corp.(a)	13,942
17	Vertex Pharmaceuticals, Inc.(a)	8,662
		340,866
	Broadline Retail — 1.7%
210	Alibaba Group Holding Ltd., ADR	25,080
2,083	Amazon.com, Inc.(a)	384,147
110	eBay, Inc.	7,498
125	Ollie's Bargain Outlet Holdings, Inc.(a)	13,264
		429,989
	Building Products — 0.6%
69	Carlisle Cos., Inc.	26,184
146	Carrier Global Corp.	9,131
851	Fortune Brands Innovations, Inc.	45,801
639	Masco Corp.	38,730
170	Owens Corning	24,720
174	Trex Co., Inc.(a)	10,060
		154,626
	Capital Markets — 3.3%
845	Bank of New York Mellon Corp.	67,946
40	BlackRock, Inc.	36,570
1,468	Carlyle Group, Inc.	56,724
65	Cboe Global Markets, Inc.	14,417
1,657	Charles Schwab Corp.	134,880
126	CME Group, Inc.	34,912
101	FactSet Research Systems, Inc.	43,654
37	Goldman Sachs Group, Inc.	20,259
680	Intercontinental Exchange, Inc.	114,220
443	Janus Henderson Group PLC	14,712
84	KKR & Co., Inc.	9,599
89	Morgan Stanley	10,272
83	MSCI, Inc.	45,244
860	Nasdaq, Inc.	65,541
49	Northern Trust Corp.	4,605
58	S&P Global, Inc.	29,003
632	SEI Investments Co.	49,479
862	State Street Corp.	75,942
323	Stifel Financial Corp.	27,678
47	T. Rowe Price Group, Inc.	4,162
		859,819
	Chemicals — 0.8%
48	Air Products & Chemicals, Inc.	13,012
268	Celanese Corp.	11,929
876	Corteva, Inc.	54,303
68	DuPont de Nemours, Inc.	4,487
92	Ecolab, Inc.	23,131
244	HB Fuller Co.	13,186
171	Innospec, Inc.	15,301
77	Linde PLC	34,899
208	Minerals Technologies, Inc.	10,731
29	Sherwin-Williams Co.	10,235
275	Stepan Co.	13,904
		205,118
	Commercial Services & Supplies — 0.2%
123	MSA Safety, Inc.	19,363

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
265	RB Global, Inc.	$26,685
38	Waste Management, Inc.	8,868
		54,916
	Communications Equipment — 0.2%
66	Arista Networks, Inc.(a)	5,430
224	Ciena Corp.(a)	15,044
77	F5, Inc.(a)	20,385
		40,859
	Construction & Engineering — 0.3%
213	AECOM	21,012
56	Comfort Systems USA, Inc.	22,263
59	EMCOR Group, Inc.	23,641
36	Quanta Services, Inc.	10,537
		77,453
	Construction Materials — 0.1%
30	Martin Marietta Materials, Inc.	15,719
73	Vulcan Materials Co.	19,150
		34,869
	Consumer Finance — 0.7%
2,655	Ally Financial, Inc.	86,712
55	American Express Co.	14,652
487	Capital One Financial Corp.	87,787
		189,151
	Consumer Staples Distribution & Retail — 0.8%
242	BJ's Wholesale Club Holdings, Inc.(a)	28,449
56	Casey's General Stores, Inc.	25,905
27	Costco Wholesale Corp.	26,851
508	Kroger Co.	36,683
177	Sprouts Farmers Market, Inc.(a)	30,267
48	Target Corp.	4,642
503	Walmart, Inc.	48,917
		201,714
	Containers & Packaging — 0.2%
247	Crown Holdings, Inc.	23,794
398	Sonoco Products Co.	16,318
		40,112
	Distributors — 0.1%
318	Genuine Parts Co.	37,381
	Diversified Consumer Services — 0.2%
42	Duolingo, Inc.(a)	16,358
110	Grand Canyon Education, Inc.(a)	19,621
299	Service Corp. International	23,890
		59,869
	Diversified REITs — 0.1%
727	American Assets Trust, Inc.	13,617
	Diversified Telecommunication Services — 0.4%
1,791	AT&T, Inc.	49,611
406	Iridium Communications, Inc.	9,797
908	Verizon Communications, Inc.	40,006
		99,414
	Electric Utilities — 0.4%
175	Alliant Energy Corp.	10,682
230	Eversource Energy	13,680
178	Exelon Corp.	8,348
404	FirstEnergy Corp.	17,324
163	IDACORP, Inc.	19,249
826	PPL Corp.	30,149
153	Xcel Energy, Inc.	10,817
		110,249
Shares	Description	Value (†)
	Electrical Equipment — 0.3%
58	Eaton Corp. PLC	$17,073
193	Emerson Electric Co.	20,286
36	GE Vernova, Inc.	13,350
369	nVent Electric PLC	20,262
134	Regal Rexnord Corp.	14,183
		85,154
	Electronic Equipment, Instruments & Components — 0.8%
188	Advanced Energy Industries, Inc.	18,313
144	Amphenol Corp., Class A	11,081
393	Avnet, Inc.	18,467
316	Cognex Corp.	8,627
220	Coherent Corp.(a)	14,150
41	Fabrinet(a)	8,407
539	Flex Ltd.(a)	18,509
997	Knowles Corp.(a)	15,693
60	Littelfuse, Inc.	10,939
475	TE Connectivity PLC	69,530
21	Teledyne Technologies, Inc.(a)	9,787
22	Zebra Technologies Corp., Class A(a)	5,507
		209,010
	Energy Equipment & Services — 0.2%
818	ChampionX Corp.	19,738
1,131	NOV, Inc.	13,131
252	Schlumberger NV	8,379
		41,248
	Entertainment — 1.7%
47	Electronic Arts, Inc.	6,819
75	Live Nation Entertainment, Inc.(a)	9,934
226	Netflix, Inc.(a)	255,769
46	Take-Two Interactive Software, Inc.(a)	10,733
1,193	Walt Disney Co.	108,503
4,760	Warner Bros. Discovery, Inc.(a)	41,269
		433,027
	Financial Services — 2.0%
488	Block, Inc.(a)	28,533
1,168	Corebridge Financial, Inc.	34,608
633	Equitable Holdings, Inc.	31,302
285	Fiserv, Inc.(a)	52,602
617	Global Payments, Inc.	47,083
35	Jack Henry & Associates, Inc.	6,070
36	Mastercard, Inc., Class A	19,730
1,324	MGIC Investment Corp.	32,981
546	PayPal Holdings, Inc.(a)	35,949
616	Visa, Inc., Class A	212,828
283	Voya Financial, Inc.	16,754
82	WEX, Inc.(a)	10,690
		529,130
	Food Products — 0.6%
2,850	B&G Foods, Inc.	19,636
471	General Mills, Inc.	26,725
51	Hershey Co.	8,527
163	Ingredion, Inc.	21,650
137	Kellanova	11,339
671	Kraft Heinz Co.	19,526
134	McCormick & Co., Inc.	10,272
368	Mondelez International, Inc., Class A	25,072
		142,747
	Gas Utilities — 0.2%
116	Atmos Energy Corp.	18,633

Shares	Description	Value (†)
	Gas Utilities — continued
450	New Jersey Resources Corp.	$22,023
278	ONE Gas, Inc.	21,826
		62,482
	Ground Transportation — 0.4%
493	CSX Corp.	13,838
31	Norfolk Southern Corp.	6,946
119	Ryder System, Inc.	16,383
35	Saia, Inc.(a)	8,540
102	Uber Technologies, Inc.(a)	8,263
95	Union Pacific Corp.	20,488
150	XPO, Inc.(a)	15,918
		90,376
	Health Care Equipment & Supplies — 1.1%
19	Align Technology, Inc.(a)	3,293
964	Baxter International, Inc.	30,048
88	Becton Dickinson & Co.	18,224
90	Edwards Lifesciences Corp.(a)	6,794
781	GE HealthCare Technologies, Inc.	54,928
111	Glaukos Corp.(a)	10,462
137	Hologic, Inc.(a)	7,973
141	Intuitive Surgical, Inc.(a)	72,728
199	Merit Medical Systems, Inc.(a)	18,796
64	Penumbra, Inc.(a)	18,742
28	ResMed, Inc.	6,624
55	STERIS PLC	12,361
81	Stryker Corp.	30,287
67	Zimmer Biomet Holdings, Inc.	6,904
		298,164
	Health Care Providers & Services — 1.5%
112	Cardinal Health, Inc.	15,825
1,395	Centene Corp.(a)	83,491
40	Chemed Corp.	23,260
71	Cigna Group	24,143
594	CVS Health Corp.	39,626
204	Elevance Health, Inc.	85,798
23	HCA Healthcare, Inc.	7,937
153	HealthEquity, Inc.(a)	13,115
17	Humana, Inc.	4,458
31	Labcorp Holdings, Inc.	7,471
23	McKesson Corp.	16,394
733	Option Care Health, Inc.(a)	23,683
122	UnitedHealth Group, Inc.	50,196
		395,397
	Health Care REITs — 0.1%
232	Welltower, Inc.	35,401
	Health Care Technology — 0.7%
1,853	Doximity, Inc., Class A(a)	105,399
315	Veeva Systems, Inc., Class A(a)	73,612
		179,011
	Hotel & Resort REITs — 0.0%
237	Host Hotels & Resorts, Inc.	3,346
	Hotels, Restaurants & Leisure — 1.3%
639	Airbnb, Inc., Class A(a)	77,907
488	Aramark	16,314
4	Booking Holdings, Inc.	20,397
209	Chipotle Mexican Grill, Inc.(a)	10,559
51	DoorDash, Inc., Class A(a)	9,837
174	Marriott Vacations Worldwide Corp.	9,537
118	McDonald's Corp.	37,719
834	Starbucks Corp.	66,762
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
407	Travel & Leisure Co.	$17,879
53	Wingstop, Inc.	13,986
685	Yum China Holdings, Inc.	29,667
216	Yum! Brands, Inc.	32,495
		343,059
	Household Durables — 0.3%
398	KB Home	21,504
240	Meritage Homes Corp.	16,354
409	Taylor Morrison Home Corp.(a)	23,456
207	Toll Brothers, Inc.	20,880
		82,194
	Household Products — 0.5%
219	Church & Dwight Co., Inc.	21,755
90	Colgate-Palmolive Co.	8,297
599	Energizer Holdings, Inc.	16,197
498	Procter & Gamble Co.	80,960
		127,209
	Independent Power & Renewable Electricity Producers — 0.1%
502	AES Corp.	5,020
449	Clearway Energy, Inc., Class A	12,280
		17,300
	Industrial Conglomerates — 0.1%
62	3M Co.	8,612
70	Honeywell International, Inc.	14,735
		23,347
	Industrial REITs — 0.1%
108	Prologis, Inc.	11,038
561	Rexford Industrial Realty, Inc.	18,569
		29,607
	Insurance — 1.8%
50	Allstate Corp.	9,919
1,017	American International Group, Inc.	82,906
97	Arch Capital Group Ltd.	8,796
96	Arthur J Gallagher & Co.	30,786
301	Assured Guaranty Ltd.	26,407
47	Chubb Ltd.	13,446
286	First American Financial Corp.	17,392
173	Hanover Insurance Group, Inc.	28,735
163	Hartford Insurance Group, Inc.	19,995
70	Marsh & McLennan Cos., Inc.	15,783
83	Prudential Financial, Inc.	8,525
339	Reinsurance Group of America, Inc.	63,498
248	Selective Insurance Group, Inc.	21,633
82	Travelers Cos., Inc.	21,659
280	Willis Towers Watson PLC	86,184
		455,664
	Interactive Media & Services — 2.5%
1,056	Alphabet, Inc., Class A	167,693
1,509	Alphabet, Inc., Class C	242,783
419	Meta Platforms, Inc., Class A	230,031
466	Yelp, Inc.(a)	16,347
		656,854
	IT Services — 0.6%
95	Accenture PLC, Class A	28,419
233	Cognizant Technology Solutions Corp., Class A	17,142
68	International Business Machines Corp.	16,444
444	Kyndryl Holdings, Inc.(a)	14,394
806	Shopify, Inc., Class A(a)	76,570
		152,969

Shares	Description	Value (†)
	Leisure Products — 0.1%
868	Mattel, Inc.(a)	$13,793
	Life Sciences Tools & Services — 0.6%
53	Agilent Technologies, Inc.	5,703
1,119	Avantor, Inc.(a)	14,536
49	Bio-Techne Corp.	2,467
18	Charles River Laboratories International, Inc.(a)	2,135
71	Danaher Corp.	14,153
475	Illumina, Inc.(a)	36,860
448	IQVIA Holdings, Inc.(a)	69,471
93	Repligen Corp.(a)	12,833
10	West Pharmaceutical Services, Inc.	2,113
		160,271
	Machinery — 1.1%
121	AGCO Corp.	10,265
268	Deere & Co.	124,234
93	Dover Corp.	15,871
138	Fortive Corp.	9,617
395	Graco, Inc.	32,236
32	Illinois Tool Works, Inc.	7,677
277	ITT, Inc.	37,955
166	Oshkosh Corp.	13,904
154	SPX Technologies, Inc.(a)	20,659
267	Terex Corp.	9,398
180	Toro Co.	12,290
		294,106
	Media — 0.8%
204	Charter Communications, Inc., Class A(a)	79,939
1,763	Comcast Corp., Class A	60,295
408	Fox Corp., Class B	18,866
491	Interpublic Group of Cos., Inc.	12,334
301	Liberty Broadband Corp., Class C(a)	27,207
218	Omnicom Group, Inc.	16,603
		215,244
	Metals & Mining — 0.3%
359	Alcoa Corp.	8,806
97	Carpenter Technology Corp.	18,974
108	Freeport-McMoRan, Inc.	3,891
160	Newmont Corp.	8,429
86	Reliance, Inc.	24,788
356	U.S. Steel Corp.	15,561
		80,449
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,354	Annaly Capital Management, Inc.	26,538
	Multi-Utilities — 0.1%
181	Consolidated Edison, Inc.	20,408
73	DTE Energy Co.	10,001
47	WEC Energy Group, Inc.	5,147
		35,556
	Office REITs — 0.3%
991	COPT Defense Properties	25,875
950	Easterly Government Properties, Inc.	19,161
842	Highwoods Properties, Inc.	23,946
450	Kilroy Realty Corp.	14,180
		83,162
	Oil, Gas & Consumable Fuels — 2.3%
502	Antero Resources Corp.(a)	17,485
2,162	APA Corp.	33,598
288	Chevron Corp.	39,185
441	CNX Resources Corp.(a)	12,979
1,112	ConocoPhillips	99,101
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
238	Devon Energy Corp.	$7,238
35	Diamondback Energy, Inc.	4,620
543	EOG Resources, Inc.	59,909
655	Exxon Mobil Corp.	69,188
54	Hess Corp.	6,969
834	Kinder Morgan, Inc.	21,934
391	Marathon Petroleum Corp.	53,727
145	ONEOK, Inc.	11,913
429	Ovintiv, Inc.	14,406
896	Phillips 66	93,238
481	Range Resources Corp.	16,320
63	Valero Energy Corp.	7,314
297	Williams Cos., Inc.	17,395
		586,519
	Passenger Airlines — 0.3%
1,434	American Airlines Group, Inc.(a)	14,268
1,558	Delta Air Lines, Inc.	64,860
		79,128
	Personal Care Products — 0.2%
68	Estee Lauder Cos., Inc., Class A	4,077
2,350	Kenvue, Inc.	55,460
		59,537
	Pharmaceuticals — 1.6%
399	Bristol-Myers Squibb Co.	20,030
44	Eli Lilly & Co.	39,554
116	Jazz Pharmaceuticals PLC(a)	13,567
471	Johnson & Johnson	73,622
1,316	Merck & Co., Inc.	112,123
256	Novartis AG, ADR	29,054
822	Novo Nordisk AS, ADR	54,622
935	Pfizer, Inc.	22,823
775	Roche Holding AG, ADR	31,597
113	Zoetis, Inc.	17,673
		414,665
	Professional Services — 0.6%
35	Automatic Data Processing, Inc.	10,521
307	Equifax, Inc.	79,860
270	Exponent, Inc.	21,244
226	Korn Ferry	13,944
77	Leidos Holdings, Inc.	11,333
43	Paychex, Inc.	6,326
92	Paylocity Holding Corp.(a)	17,673
		160,901
	Real Estate Management & Development — 0.3%
477	CBRE Group, Inc., Class A(a)	58,280
53	CoStar Group, Inc.(a)	3,931
113	Jones Lang LaSalle, Inc.(a)	25,697
		87,908
	Residential REITs — 0.0%
54	AvalonBay Communities, Inc.	11,339
	Retail REITs — 0.2%
1,661	Brixmor Property Group, Inc.	41,376
	Semiconductors & Semiconductor Equipment — 3.0%
239	Advanced Micro Devices, Inc.(a)	23,267
121	Analog Devices, Inc.	23,585
103	Applied Materials, Inc.	15,523
661	ARM Holdings PLC, ADR(a)	75,387
244	Broadcom, Inc.	46,963
425	Entegris, Inc.	33,626
669	Intel Corp.	13,447

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
113	Lam Research Corp.	$8,099
235	Lattice Semiconductor Corp.(a)	11,499
65	Microchip Technology, Inc.	2,995
173	Micron Technology, Inc.	13,312
246	MKS Instruments, Inc.	17,254
3,638	NVIDIA Corp.	396,251
47	ON Semiconductor Corp.(a)	1,866
92	Onto Innovation, Inc.(a)	11,221
425	QUALCOMM, Inc.	63,095
88	Silicon Laboratories, Inc.(a)	8,955
134	Texas Instruments, Inc.	21,447
		787,792
	Software — 4.2%
50	Adobe, Inc.(a)	18,749
22	ANSYS, Inc.(a)	7,081
400	Autodesk, Inc.(a)	109,700
52	Cadence Design Systems, Inc.(a)	15,483
249	Docusign, Inc.(a)	20,356
473	Dynatrace, Inc.(a)	22,217
197	Guidewire Software, Inc.(a)	40,340
20	Intuit, Inc.	12,550
106	Manhattan Associates, Inc.(a)	18,803
939	Microsoft Corp.	371,149
1,215	Oracle Corp.	170,975
52	Palo Alto Networks, Inc.(a)	9,720
58	PTC, Inc.(a)	8,988
94	Qualys, Inc.(a)	11,817
54	Roper Technologies, Inc.	30,244
411	Salesforce, Inc.	110,440
24	ServiceNow, Inc.(a)	22,920
77	SPS Commerce, Inc.(a)	11,050
19	Synopsys, Inc.(a)	8,721
24	Tyler Technologies, Inc.(a)	13,039
255	Workday, Inc., Class A(a)	62,475
		1,096,817
	Specialized REITs — 0.1%
45	American Tower Corp.	10,144
55	Crown Castle, Inc.	5,817
34	Digital Realty Trust, Inc.	5,458
11	Equinix, Inc.	9,468
		30,887
	Specialty Retail — 0.8%
56	Asbury Automotive Group, Inc.(a)	12,216
96	Burlington Stores, Inc.(a)	21,604
84	Dick's Sporting Goods, Inc.	15,770
172	Floor & Decor Holdings, Inc., Class A(a)	12,288
465	GameStop Corp., Class A(a)	12,955
109	Home Depot, Inc.	39,293
53	Lithia Motors, Inc.	15,516
67	Lowe's Cos., Inc.	14,979
10	O'Reilly Automotive, Inc.(a)	14,152
60	Ross Stores, Inc.	8,340
277	TJX Cos., Inc.	35,644
		202,757
	Technology Hardware, Storage & Peripherals — 1.2%
1,437	Apple, Inc.	305,363
293	Hewlett Packard Enterprise Co.	4,752
191	HP, Inc.	4,884
81	NetApp, Inc.	7,270
		322,269
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.4%
100	Crocs, Inc.(a)	$9,642
9	Lululemon Athletica, Inc.(a)	2,437
997	NIKE, Inc., Class B	56,231
153	PVH Corp.	10,554
39	Ralph Lauren Corp.	8,773
2,552	Under Armour, Inc., Class A(a)	14,597
546	VF Corp.	6,487
		108,721
	Trading Companies & Distributors — 0.2%
381	Core & Main, Inc., Class A(a)	20,071
60	Watsco, Inc.	27,590
		47,661
	Water Utilities — 0.2%
567	American States Water Co.	45,989
42	American Water Works Co., Inc.	6,175
		52,164
	Wireless Telecommunication Services — 0.1%
545	Telephone & Data Systems, Inc.	20,432
	Total Common Stocks (Identified Cost $13,164,627)	14,281,611

Principal Amount
Bonds and Notes — 5.7%
	Apartment REITs — 0.0%
$8,000	Essex Portfolio LP, 3.000%, 1/15/2030	7,399
	Automotive — 0.2%
14,000	Cummins, Inc., 5.150%, 2/20/2034	14,204
13,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	12,880
5,000	Lear Corp., 4.250%, 5/15/2029	4,865
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,230
		39,179
	Banking — 0.6%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,768
17,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	14,945
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	15,470
13,000	Citigroup, Inc., 4.600%, 3/09/2026	12,994
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,994
7,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	7,013
15,000	KeyCorp, MTN, 2.550%, 10/01/2029	13,607
10,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	10,757
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	6,847
8,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	7,724
7,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	6,947
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,715
14,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	14,009
8,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	6,895
		145,685

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$15,000	BlackRock, Inc., 2.400%, 4/30/2030	$13,728
16,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,310
		24,038
	Building Materials — 0.1%
8,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	7,396
15,000	Owens Corning, 3.950%, 8/15/2029	14,600
		21,996
	Chemicals — 0.1%
17,000	Ecolab, Inc., 2.125%, 2/01/2032	14,498
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,606
		17,104
	Consumer Products — 0.1%
16,000	Kenvue, Inc., 5.050%, 3/22/2053	14,853
5,000	Procter & Gamble Co., 3.000%, 3/25/2030	4,774
		19,627
	Diversified Manufacturing — 0.1%
15,000	Eaton Corp., 4.150%, 3/15/2033	14,407
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,491
		20,898
	Electric — 0.2%
8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	7,532
16,000	Entergy Corp., 0.900%, 9/15/2025	15,773
7,000	Exelon Corp., 4.050%, 4/15/2030	6,815
15,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	13,355
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,820
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,182
12,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	11,880
		63,357
	Environmental — 0.0%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,731
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,930
		9,661
	Finance Companies — 0.1%
9,000	ARES Capital Corp., 3.250%, 7/15/2025	8,971
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	8,505
		17,476
	Food & Beverage — 0.2%
9,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	8,056
16,000	Coca-Cola Co., 1.450%, 6/01/2027	15,231
11,000	Kellanova, 4.300%, 5/15/2028	11,026
8,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	7,494
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,435
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,022
		62,264
	Government Owned - No Guarantee — 0.1%
12,000	Equinor ASA, 3.625%, 4/06/2040	9,773
22,000	Federal National Mortgage Association, 6.625%, 11/15/2030	24,979
		34,752
	Health Care REITs — 0.1%
15,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	14,848
8,000	Welltower OP LLC, 2.800%, 6/01/2031	7,202
		22,050
Principal Amount	Description	Value (†)
	Health Insurance — 0.1%
$13,000	Elevance Health, Inc., 4.101%, 3/01/2028	$12,925
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,422
		23,347
	Healthcare — 0.1%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,983
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,985
8,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	7,861
7,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	6,479
		23,308
	Home Construction — 0.0%
12,000	NVR, Inc., 3.000%, 5/15/2030	11,046
	Integrated Energy — 0.0%
10,000	Shell International Finance BV, 6.375%, 12/15/2038	10,977
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,149
11,000	Manulife Financial Corp., 3.703%, 3/16/2032	10,256
7,000	MetLife, Inc., 5.375%, 7/15/2033	7,215
9,000	Prudential Financial, Inc., 3.935%, 12/07/2049	6,764
		27,384
	Media Entertainment — 0.1%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,980
11,000	Netflix, Inc., 4.900%, 8/15/2034	11,092
		21,072
	Metals & Mining — 0.0%
9,000	Nucor Corp., 3.125%, 4/01/2032	8,074
	Midstream — 0.0%
11,000	Enbridge, Inc., 5.625%, 4/05/2034	11,128
	Mortgage Related — 1.4%
37,011	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	29,389
12,014	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	9,537
10,760	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	8,954
15,558	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	12,964
4,711	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,911
10,518	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,739
8,550	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	7,111
244	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	212
4,655	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	4,051
8,251	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	7,169
7,582	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	6,587
5,955	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,174
10,398	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	9,031
15,562	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	13,515
4,124	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	3,728
3,360	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,035
14,003	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	12,657
844	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	788
861	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	803
8,199	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	7,849
7,346	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	7,202
6,242	Federal National Mortgage Association, 2.000%, 7/01/2051	4,977
18,864	Federal National Mortgage Association, 2.000%, 8/01/2051	15,035
4,024	Federal National Mortgage Association, 2.000%, 10/01/2051	3,197
5,748	Federal National Mortgage Association, 2.500%, 2/01/2051	4,783

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,104	Federal National Mortgage Association, 2.500%, 8/01/2051	$4,250
5,218	Federal National Mortgage Association, 2.500%, 9/01/2051	4,347
6,481	Federal National Mortgage Association, 2.500%, 2/01/2052	5,406
18,371	Federal National Mortgage Association, 2.500%, 4/01/2052	15,264
501	Federal National Mortgage Association, 3.000%, 4/01/2034	486
695	Federal National Mortgage Association, 3.000%, 6/01/2049	611
1,191	Federal National Mortgage Association, 3.000%, 12/01/2049	1,041
7,021	Federal National Mortgage Association, 3.000%, 5/01/2051	6,114
6,560	Federal National Mortgage Association, 3.000%, 4/01/2052	5,707
12,995	Federal National Mortgage Association, 3.000%, 7/01/2052	11,283
891	Federal National Mortgage Association, 3.500%, 6/01/2049	811
458	Federal National Mortgage Association, 3.500%, 8/01/2049	417
3,947	Federal National Mortgage Association, 3.500%, 4/01/2052	3,568
29,443	Federal National Mortgage Association, 3.500%, 5/01/2052	26,617
328	Federal National Mortgage Association, 4.000%, 3/01/2050	308
3,397	Federal National Mortgage Association, 4.000%, 8/01/2052	3,172
13,569	Federal National Mortgage Association, 4.000%, 9/01/2052	12,669
10,878	Federal National Mortgage Association, 4.000%, 5/01/2053	10,147
251	Federal National Mortgage Association, 4.500%, 5/01/2049	244
97	Federal National Mortgage Association, 4.500%, 6/01/2049	94
4,391	Federal National Mortgage Association, 4.500%, 2/01/2053	4,208
1,771	Federal National Mortgage Association, 4.500%, 4/01/2053	1,697
901	Federal National Mortgage Association, 4.500%, 7/01/2053	862
9,142	Federal National Mortgage Association, 4.500%, 8/01/2053	8,747
9,649	Government National Mortgage Association, 3.000%, 6/20/2052	8,543
4,584	Government National Mortgage Association, 4.000%, 8/20/2053	4,281
5,380	Government National Mortgage Association, 5.000%, 7/20/2053	5,286
21,296	Government National Mortgage Association, 5.500%, 4/20/2053	21,354
		357,932
	Office REITs — 0.0%
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,787
Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$7,834
7,000	Schlumberger Investment SA, 4.850%, 5/15/2033	6,730
		14,564
	Other REITs — 0.0%
8,000	Prologis LP, 1.250%, 10/15/2030	6,791
	Pharmaceuticals — 0.1%
17,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	15,074
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,336
7,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	6,773
6,000	Merck & Co., Inc., 1.450%, 6/24/2030	5,214
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,507
		35,904
	Property & Casualty Insurance — 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,596
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	8,003
		12,599
	Railroads — 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,597
24,000	Union Pacific Corp., 2.950%, 3/10/2052	15,162
		30,759
	Restaurants — 0.0%
14,000	Starbucks Corp., 2.250%, 3/12/2030	12,565
	Retail REITs — 0.0%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,321
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,878
		9,199
	Retailers — 0.2%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,209
19,000	Home Depot, Inc., 1.375%, 3/15/2031	15,956
17,000	TJX Cos., Inc., 1.150%, 5/15/2028	15,610
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,852
		44,627
	Technology — 0.4%
13,000	Adobe, Inc., 2.300%, 2/01/2030	11,964
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,314
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,662
7,000	Intel Corp., 2.450%, 11/15/2029	6,304
14,000	International Business Machines Corp., 4.000%, 6/20/2042	11,415
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,615
8,000	Oracle Corp., 2.950%, 5/15/2025	7,994
16,000	QUALCOMM, Inc., 1.650%, 5/20/2032	13,126
8,000	QUALCOMM, Inc., 4.500%, 5/20/2052	6,624
12,000	Salesforce, Inc., 1.500%, 7/15/2028	11,110
8,000	Texas Instruments, Inc., 4.900%, 3/14/2033	8,103
		94,231
	Treasuries — 0.7%
24,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	11,675
16,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	11,716
14,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	9,767
37,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	27,523
20,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	15,012
27,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	20,095
12,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	11,112
56,000	U.S. Treasury Notes, 0.375%, 11/30/2025	54,805
11,000	U.S. Treasury Notes, 3.125%, 8/31/2027	10,885
11,000	U.S. Treasury Notes, 4.625%, 2/15/2035	11,412
		184,002

Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$4,615
	Wireless — 0.1%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,689
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,198
21,000	Verizon Communications, Inc., 2.650%, 11/20/2040	14,762
		18,960
	Total Bonds and Notes (Identified Cost $1,525,854)	1,488,046

Shares
Exchange-Traded Funds — 7.7%
23,926	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,858,535)	2,026,054

Mutual Funds — 12.3%
79,538	WCM Focused Emerging Markets Fund, Institutional Class	1,191,486
83,629	WCM Focused International Growth Fund, Institutional Class	2,007,931
	Total Mutual Funds (Identified Cost $3,332,438)	3,199,417

Affiliated Mutual Funds — 16.5%
78,131	Loomis Sayles Inflation Protected Securities Fund, Class N	762,560
52,449	Loomis Sayles Limited Term Government and Agency Fund, Class N	573,795
111,060	Mirova Global Green Bond Fund, Class N	965,110
154,331	Mirova International Megatrends Fund, Class N	2,006,299
	Total Affiliated Mutual Funds (Identified Cost $4,413,300)	4,307,764

Principal Amount	Description	Value (†)
Short-Term Investments — 3.8%
$984,913	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $984,981 on 5/01/2025 collateralized by $150,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $199,427; $194,000 U.S. Treasury Note, 0.625% due 7/31/2026 valued at $186,741; $606,500 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $619,056 including accrued interest(c) (Identified Cost $984,913)	$984,913
	Total Investments — 100.8% (Identified Cost $25,279,667)	26,287,805
	Other assets less liabilities — (0.8)%	(219,916)
	Net Assets — 100.0%	$26,067,889

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2045 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $27,803 or
0.1% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$760,927	$19,709	$32,402	$1,080	$13,246	$762,560	78,131	$6,408
Loomis Sayles Limited Term Government and Agency Fund, Class N	574,325	14,549	23,012	415	7,518	573,795	52,449	5,310

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$968,926	$11,157	$24,974	$1,171	$8,830	$965,110	111,060	$ —
Mirova International Megatrends Fund, Class N	2,003,376	56,051	135,463	18,083	64,252	2,006,299	154,331	—
	$4,307,554	$101,466	$215,851	$20,749	$93,846	$4,307,764	395,971	$11,718

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,281,611	$ —	$ —	$14,281,611
Bonds and Notes(a)	—	1,488,046	—	1,488,046
Exchange-Traded Funds	2,026,054	—	—	2,026,054
Mutual Funds	3,199,417	—	—	3,199,417
Affiliated Mutual Funds	4,307,764	—	—	4,307,764
Short-Term Investments	—	984,913	—	984,913
Total Investments	$23,814,846	$2,472,959	$—	$26,287,805

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	82.5%
Fixed Income	14.5
Short-Term Investments	3.8
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%